9. Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary of activity for related party loans
(Dollars in thousands)

Beginning balance	$6,123
New loans	4,520
Repayments	(5,258)

Ending balance	$5,385